TRADE AND RELATED PARTY PAYABLES (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE AND RELATED PARTY PAYABLES
Trade payables	€ 35,408	€ 27,822
Associated company payables	2,663	357
Total trade and related party payables	€ 38,071	€ 28,179